Average Annual Total Returns{- Franklin VolSmart Allocation VIP Fund} - FTVIP Class 2-71 - Franklin VolSmart Allocation VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Since Inception	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Since Inception	Blended Benchmark (index reflects no deduction for fees, expenses or taxes) Past 1 year	Blended Benchmark (index reflects no deduction for fees, expenses or taxes) Past 5 years	Blended Benchmark (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	17.82%	5.08%	4.68%	31.49%	11.70%	13.68%	8.72%	3.05%	2.82%	21.42%	8.32%	7.51%